Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	Level	September 30, 2023	December 31, 2022
Assets:
Investments held in Trust Account	1	$—	$290,737,917

Liabilities:
Warrant Liabilities – Public Warrants	2	$2,587,500	$70,000
Warrant Liabilities – Private Placement Warrants	3	$1,485,000	$40,000
Forward Purchase Agreement	3	$1,500,000	$—
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
Description	Level	December 31, 2022	December 31, 2021
Assets:
Investments held in Trust Account	1	$290,737,917	$287,523,555

Liabilities:
Warrant Liabilities – Public Warrants	1	$70,000	$7,618,750
Warrant Liabilities – Private Placement Warrants	3	$40,000	$4,372,500

Schedule of Black Scholes Model for the Level 3 Warrants

The key inputs into the Modified Black Scholes model for the Level 3 Warrants were as follows:

Input	September 30, 2023	December 31, 2022
Market price of public shares	$10.47	$10.04
Risk-free rate	4.55%	3.94%
Dividend yield	0.00%	0.00%
Exercise price	$11.50	$11.50
Volatility	0.0%	0.0%
Term to expiration (years)	0.25	0.42
The key inputs into the Modified Black Scholes model for the Level 3 Warrants were as follows:
Input	December 31, 2022	December 31, 2021
Market price of public shares	$10.04	$9.70
Risk-free rate	3.94%	1.30%
Dividend yield	0.00%	0.00%
Exercise price	$11.50	$11.50
Volatility	0.0%	9.50%
Term to expiration (years)	0.42	5.0

Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities

The following tables present the changes in the fair value of Level 3 warrant liabilities:

Private Placement Warrants
Fair value as of January 1, 2023	$40,000
Change in fair value	950,000
Fair value as of March 31, 2023	990,000
Change in fair value	1,072,500
Fair value as of June 30, 2023	2,062,500
Change in fair value	(577,500)
Fair value as of September 30, 2023	$1,485,000
Private Placement Warrants
Fair value as of January 1, 2022	$4,372,500
Change in fair value	(2,310,000)
Fair value as of March 31, 2022	2,062,500
Change in fair value	(1,642,500)
Fair value as of June 30, 2022	420,000
Change in fair value	(90,000)
Fair value as of September 30, 2022	$330,000
The following tables present the changes in the fair value of Level 3 warrant liabilities:
Private Placement
Fair value as of January 1, 2022	$4,372,500
Change in fair value	(4,332,500)
Fair value as of December 31, 2022	$40,000
	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 4, 2021	7,590,000	13,081,250	20,671,250
Change in fair value	(3,217,500)	(1,581,250)	(4,798,750)
Transfers to Level 1	—	(11,500,000)	(11,500,000)
Fair value as of December 31, 2021	$4,372,500	$—	$4,372,500